Inventories, Net	6 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, Net

NOTE 5 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Raw materials	$391,935	$140,745
Work in process	999,049	677,301
Finished goods	3,852,988	3,201,205
	5,243,972	4,019,251
Less: inventory allowance	(475,935)	(1,158,551)
Inventory, net	$4,768,037	$2,860,700

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the six months ended December 31, 2020 and 2019, the Company recorded inventory reserve of $nil and $77,338, respectively.

During the six months ended December 31, 2020, the Company disposed approximately $0.7 million obsolete and damaged inventory. As a result, inventory reserve has been written down from $1,158,551 as of June 30, 2020 to $475,935 as of December 31, 2020.